Matthews Asia Innovators Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 100.2%
	Shares	Value
China/Hong Kong: 37.8%
PDD Holdings, Inc. ADR[b]	124,773	$16,820,648
Tencent Holdings, Ltd.	300,600	16,714,830
Trip.com Group, Ltd. ADR[b]	247,397	14,702,804
Alibaba Group Holding, Ltd.	1,093,900	14,536,601
Meituan Class Bb,c,d	509,600	10,821,554
NAURA Technology Group Co., Ltd. A Shares	114,699	5,964,677
Ping An Insurance Group Co. of China, Ltd. A Shares	692,700	5,582,350
BYD Co., Ltd. H Shares	129,500	4,620,297
Bilibili, Inc. ADR[b]	195,207	4,563,940
KE Holdings, Inc. A Shares	566,700	3,932,553
Proya Cosmetics Co., Ltd. A Shares	242,900	3,791,406
Luxshare Precision Industry Co., Ltd. A Shares	580,800	3,570,614
Innovent Biologics, Inc.[b,c,d]	570,500	3,421,516
Kuaishou Technology[b,c,d]	488,400	3,355,928
Glodon Co., Ltd. A Shares	1,573,300	2,994,156
Beijing Kingsoft Office Software, Inc. A Shares	50,668	1,905,069
Midea Group Co., Ltd. A Shares	176,400	1,903,316
DiDi Global, Inc. ADR[b]	349,091	1,640,728
Total China/Hong Kong		120,842,987

India: 24.6%
Zomato, Ltd.[b]	4,593,586	14,951,534
MakeMyTrip, Ltd.[b]	99,421	9,241,182
ICICI Bank, Ltd.	456,964	6,934,683
Reliance Industries, Ltd.	159,162	5,599,791
Computer Age Management Services, Ltd.	88,040	4,622,496
Neuland Laboratories, Ltd.	25,269	3,734,932
Tata Consultancy Services, Ltd.	70,428	3,586,088
Cholamandalam Investment and Finance Co., Ltd.	181,031	3,474,861
Infosys, Ltd.	152,824	3,413,591
HDFC Asset Management Co., Ltd.[c,d]	66,096	3,389,204
Jyoti CNC Automation, Ltd.[b,d]	234,906	3,218,220
Phoenix Mills, Ltd.	144,098	3,170,017
Tata Motors, Ltd.	269,139	3,126,127
Bharti Airtel, Ltd.	148,328	3,023,883
Indian Hotels Co., Ltd.	366,897	2,998,426
Ola Electric Mobility, Ltd.[b]	1,282,710	1,524,841
PB Fintech, Ltd.[b]	75,482	1,454,932
Dixon Technologies India, Ltd.[d]	5,894	969,795
Total India		78,434,603

Taiwan: 15.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,007,000	30,365,232
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,329	4,746,227
Hon Hai Precision Industry Co., Ltd.	777,000	4,574,869
Alchip Technologies, Ltd.	49,000	3,054,123
Lotes Co., Ltd.	55,000	2,399,449
Quanta Computer, Inc.	185,000	1,541,833
Delta Electronics, Inc.	129,000	1,539,108
Total Taiwan		48,220,841

South Korea: 8.5%
Samsung Electronics Co., Ltd.	247,266	11,556,920

	Shares	Value
SK Hynix, Inc.	35,286	$4,722,564
NAVER Corp.	24,361	3,137,823
HD Hyundai Electric Co., Ltd.	11,055	2,781,433
Hyundai Motor Co.	13,742	2,559,346
LEENO Industrial, Inc.	17,022	2,451,629
Total South Korea		27,209,715

Singapore: 8.2%
Sea, Ltd. ADR[b]	203,696	19,204,459
Grab Holdings, Ltd. Class Ab	1,814,637	6,895,620
Total Singapore		26,100,079

Macau: 1.6%
Galaxy Entertainment Group, Ltd.	1,053,000	5,199,912
Total Macau		5,199,912

Vietnam: 1.5%
FPT Corp.	904,755	4,953,589
Total Vietnam		4,953,589

Indonesia: 1.4%
PT Bank Rakyat Indonesia Persero Tbk	13,200,300	4,317,322
Total Indonesia		4,317,322

United States: 1.0%
Broadcom, Inc.	18,035	3,111,038
Total United States		3,111,038

Brazil: 0.5%
NU Holdings, Ltd. Class Ab	116,204	1,586,185
Total Brazil		1,586,185

Total Investments: 100.2%		319,976,271
(Cost $268,636,627)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(654,539)
Net Assets: 100.0%		$319,321,732

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $20,988,202, which is 6.57% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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